Income Taxes 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation to US Federal Statutory Income Tax Rate
Taxes on income at U.S. federal statutory rate	$ 933,000,000	$ 825,000,000	$ 694,000,000
State and local taxes, net of federal tax benefit	101,000,000	84,000,000	73,000,000
Effect of foreign operations	(92,000,000)	(67,000,000)	(63,000,000)
Audit settlements, net	(17,000,000)	(3,000,000)	(10,000,000)
Other, net	(47,000,000)	(27,000,000)	(13,000,000)
Provision (benefit) for income taxes	878,000,000	812,000,000	681,000,000
Deferred income tax assets:
Provision for expenses and losses	700,000,000	775,000,000
Pension, postretirement and other employee benefits	422,000,000	629,000,000
Tax credit and loss carryforwards	664,000,000	270,000,000
Deferred income tax assets other	163,000,000	133,000,000
Total deferred income tax assets	1,949,000,000	1,807,000,000
Deferred tax assets valuation allowance	(634,000,000)	(240,000,000)
Net deferred income tax assets	1,315,000,000	1,567,000,000
Deferred tax liabilities:
Intangible assets	(1,943,000,000)	(1,851,000,000)
Property, equipment and other assets	(522,000,000)	(429,000,000)
Total deferred income tax liabilities	(2,465,000,000)	(2,280,000,000)
Deferred income tax liabilities, net	(1,150,000,000)	(713,000,000)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,190,000,000
Net noncurrent deferred income taxes liabilities of discontinued operations	182,000,000	250,000,000
Company's share of undistributed earnings of foreign subsidiaries not included in its consolidated federal income tax return	4,080,000,000	3,710,000,000
Change in the reserve for uncertain tax positions, excluding related accrued interest and penalties
Unrecognized tax benefits, beginning of year	172,000,000	189,000,000	211,000,000
Additions for current year tax positions	11,000,000	12,000,000	11,000,000
Additions for prior year tax positions	14,000,000	10,000,000	9,000,000
Reductions for prior year tax positions	(40,000,000)	(32,000,000)	(18,000,000)
Cash settlements	(17,000,000)	(5,000,000)	(23,000,000)
Statute of limitation lapses	(1,000,000)	(2,000,000)	(1,000,000)
Unrecognized tax benefits, end of year	139,000,000	172,000,000	189,000,000
Reserve for uncertain tax positions, discontinued operations	53,000,000	57,000,000
Unrecognized tax benefits that would impact effective tax rate	112,000,000
Interest and penalty charges related to the reserve for uncertain tax positions	12,000,000	13,000,000	12,000,000
Liabilities for accrued interest and penalty charges related to the reserve for uncertain tax positions	$ 56,000,000	$ 62,000,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2033
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Jan. 01, 2014